Financial instruments and risk management - Interest Bearing Liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Interest bearing liabilities
Deferred and contingent acquisition consideration	$ 107	$ 105
Interest payable on deferred acquisition consideration	0
Amount of borrowings that have been converted from fixed to floating rate using interest rate swaps | €			€ 500
Cash flow hedges | Currency risk
Interest bearing liabilities
Amount contracted	$ 1,428	$ 2,415
4.565% Corporate Bond Maturing October 2029
Interest bearing liabilities
Interest rate	4.565%	4.565%	4.565%	4.565%
Amount contracted | €			€ 500	€ 500
Floating rate liabilities | Weighted average interest rate
Interest bearing liabilities
Interest rate	4.60%	5.10%	4.60%	5.10%
Interest bearing liabilities
Interest bearing liabilities
Financial liabilities	$ (3,113)	$ (3,595)
Interest bearing liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(2,512)	(2,920)
Interest bearing liabilities | Euro
Interest bearing liabilities
Financial liabilities	(591)	(657)
Interest bearing liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	(10)	(18)
Interest bearing liabilities | Floating rate liabilities
Interest bearing liabilities
Financial liabilities	(1,093)	(472)
Interest bearing liabilities | Floating rate liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(492)	(324)
Interest bearing liabilities | Floating rate liabilities | Euro
Interest bearing liabilities
Financial liabilities	(591)	(130)
Interest bearing liabilities | Floating rate liabilities | Other currencies
Interest bearing liabilities
Financial liabilities	(10)	(18)
Interest bearing liabilities | Fixed rate liabilities
Interest bearing liabilities
Financial liabilities	(2,020)	(3,123)
Interest bearing liabilities | Fixed rate liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2,020)	$ (2,596)
Interest bearing liabilities | Fixed rate liabilities | US Dollar | Weighted average interest rate
Interest bearing liabilities
Interest rate	3.10%	3.50%	3.10%	3.50%
Time for which rate is fixed	4 years	4 years 1 month 6 days
Interest bearing liabilities | Fixed rate liabilities | Euro
Interest bearing liabilities
Financial liabilities		$ (527)
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (3,111)	(3,125)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(2,510)	(2,594)
Gross borrowings | Euro
Interest bearing liabilities
Financial liabilities	(591)	(527)
Gross borrowings | Other currencies
Interest bearing liabilities
Financial liabilities	(10)	(4)
Currency swaps
Interest bearing liabilities
Financial liabilities	(2)	(454)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	$ (2)	(310)
Currency swaps | Euro
Interest bearing liabilities
Financial liabilities		(130)
Currency swaps | Other currencies
Interest bearing liabilities
Financial liabilities		(14)
Interest rate swaps
Interest bearing liabilities
Financial liabilities		(16)
Interest rate swaps | US Dollar
Interest bearing liabilities
Financial liabilities		$ (16)